Share-based payments (Details) € in Thousands											3 Months Ended		12 Months Ended
	Mar. 26, 2024 shares	Mar. 22, 2024 shares	Aug. 14, 2023	Mar. 31, 2023 shares	Nov. 30, 2022 Option	Jul. 01, 2022 shares	Jun. 22, 2022 Option	Mar. 01, 2022 Option	Dec. 23, 2021 Option	Jun. 24, 2021 Option	Mar. 31, 2024 EUR (€) Option shares	Mar. 31, 2023 EUR (€)	Dec. 31, 2023 Option
Share-based payments
Share-based based payments expenses | €											€ 487	€ 1,578
Right to exercise percentage of vested virtual shares			10.00%
Number of shares issued for exercise of stock options		786,746
Beneficiaries declared the exercise of all their exercisable	786,746
Number of shares received		786,746
LTIP Stock Options
Share-based payments
Benefit expenses recognized | €											€ 90	975
Number of RSUs settled											66,686
Expenses recognized with RSU | €											€ 336	542
New VSOP
Share-based payments
Number of options exercised | Option											0
Members of executive board and various key employees
Share-based payments
Number of RSU's awarded				646,914			188,986
Members of executive board and various key employees | LTIP Stock Options
Share-based payments
Number of RSU awards granted | Option									63,095
Key employees
Share-based payments
Number of RSU's awarded | Option					7,633
Number of RSUs settled											295,390
Executive Board members | LTIP Stock Options
Share-based payments
Number of share options granted | Option								130,000
Number of options exercised | Option											0		0
Supervisory Board members
Share-based payments
Number of RSU's awarded				92,701			36,902
Number of RSUs settled											159,931
Supervisory Board members | LTIP Stock Options
Share-based payments
Number of RSU's awarded | Option										10,956
Former Frame employees
Share-based payments
Number of RSU's awarded						89,655
Number of RSUs settled											29,881
Members of Supervisory Board | Restricted Stock Units | LTIP Stock Options
Share-based payments
Share-based based payments expenses | €											€ 57	€ 55